POLICYHOLDERS' ACCOUNT BALANCES - Policyholder Account Balance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Policyholder Account Balance [Roll Forward]
Balance, beginning of year	$ 20,141	$ 4,677
Acquisition from business combination		13,802
Issuances	4,643	1,438
Premiums received	2,421	1,317
Policy charges	(438)	(243)
Surrenders and withdrawals	(2,509)	(1,040)
Interest credited	675	187
Benefit payments	(35)	(28)
Other	41	31
Balance, end of year	24,939	20,141
Direct Insurance
Policyholder Account Balance [Roll Forward]
Balance, beginning of year	14,308	0
Acquisition from business combination		13,802
Issuances	4,466	1,111
Premiums received	433	252
Policy charges	(401)	(215)
Surrenders and withdrawals	(2,242)	(861)
Interest credited	640	155
Benefit payments	0	0
Other	(27)	64
Balance, end of year	17,177	14,308
Reinsurance
Policyholder Account Balance [Roll Forward]
Balance, beginning of year	5,833	4,677
Acquisition from business combination		0
Issuances	177	327
Premiums received	1,988	1,065
Policy charges	(37)	(28)
Surrenders and withdrawals	(267)	(179)
Interest credited	35	32
Benefit payments	(35)	(28)
Other	68	(33)
Balance, end of year	$ 7,762	$ 5,833